Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Long-term Debt
Long-term Debt

Note 7. Long‑term Debt

In September 2016, in order to benefit from favorable market conditions, we entered into and executed the Amended and Restated First Lien Credit Agreement (the “Restated Credit Agreement”), which replaced our then outstanding first and second lien credit facilities, lowered total debt outstanding by $22,700 and provides for lower applicable interest rates. The Restated Credit Agreement consists of (a) a Term Loan A in the amount of $250,000 (the “Term Loan A”), (b) a Term Loan B in the amount of $550,000 (the “Term Loan B”) and (c) a revolving credit facility (the “Revolver”) in the amount of up to $100,000. As a result of this refinancing, we recognized a loss on extinguishment of debt of $9,349 during the three and nine months ended September 30, 2016, which is included in our Consolidated Statements of Comprehensive Income.

In June 2016, we repaid $223,000 in outstanding principal under our then outstanding second lien credit facility (the “May 2014 Second Lien”) using proceeds from our Initial Public Offering (“IPO”). We also made a voluntary prepayment of $13,100 of outstanding principal under the May 2014 Second Lien. As a result of these repayments, we recognized a loss on extinguishment of debt of $7,068 during the nine months ended September 30, 2016, which is included in our Consolidated Statements of Comprehensive Income.

In May 2015, in order to benefit from favorable market conditions, we entered into and executed the First and Second Amendments to the then outstanding first lien credit facilities (the “May 2014 First Lien”), which, among other things, provide for lower applicable interest rates associated with the May 2014 First Lien by 50 basis points. As a result, we recorded a loss on extinguishment of debt of $4,084 during the nine months ended September 30, 2015, which is included in our Consolidated Statements of Comprehensive Income.

Long‑term debt for the periods presented was as follows:

	September 30,	December 31,
	2016	2015
Term Loan A(a)	$249,808	$—
Term Loan B(b)	545,556	—
Revolver(c)	—	—
May 2014 First Lien	—	792,167
May 2014 Second Lien	—	262,878
May 2014 Revolver	—	—
Total debt	795,364	1,055,045
Less: debt issuance costs	11,322	20,975
Less: current portion	18,000	21,099
Total long-term debt	$766,042	$1,012,971

(a)

The Term Loan A matures on September 28, 2021 and requires quarterly principal payments of $3,125 for the fourth quarter of 2016, $3,125 per quarter in 2017 and 2018, $4,688 per quarter in 2019, $6,250 per quarter in 2020 and $9,375 per quarter for the first two quarters of 2021. The remainder of the outstanding Term Loan A borrowings are due on September 28, 2021. Any mandatory or voluntary prepayment will be applied against the remaining scheduled installments of principal payments in direct order of maturity, unless other direction of application is provided by us. Based on our periodic election, borrowings under the Term Loan A bear interest at either (a) the Alternate Base Rate (“ABR”) plus, based on our Secured Leverage Ratio (as defined in the Restated Credit Agreement), 1.25% - 2.00% for ABR loans or (b) the LIBO Rate (“LIBOR”) plus, based on our Secured Leverage Ratio, 2.25% to 3.00% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) the LIBOR plus 1.00% and (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day. The interest period applicable to any LIBOR borrowing is one,  two,  three or six months, at the election of the borrower. Interest on LIBOR loans is payable the last day of the applicable interest period and, in the case of an interest period of more than three months’ duration, each day on which interest would have been payable had successive interest periods of three months’s duration been applicable to such borrowing. The interest rate in effect was 3.6% at September 28, 2016.

(b)

The Term Loan B matures September 28, 2023 and requires quarterly principal payments of $1,375 with all remaining borrowings due on September 28, 2023. Based on our periodic election, borrowings under the Term Loan B bear interest at either (a) the ABR plus 1.75% for ABR loans or (b) the LIBOR plus 2.75% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) LIBOR plus 1.00%, (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day and (iv) 1.75%. LIBOR is equal to the higher of (a) the published LIBOR or (b) 0.75%. If our corporate credit rating from Moody’s Investor Service, Inc. is Ba3 or better and our corporate family rating from Standard & Poor’s Financial Services, LLC is BB- or better, the margin will be reduced by 0.25% per annum for as long as such ratings are maintained. The interest period applicable to any LIBOR borrowing is one,  two,  three or six months, at the election of the borrower. Interest on LIBOR loans is payable the last day of the applicable interest period and, in the case of an interest period of more than three months’ duration, each day on which interest would have been payable had successive interest periods of three months’s duration been applicable to such borrowing.The interest rate in effect was 3.6% at September 28, 2016.

(c)

The Revolver expires September 28, 2021. Interest for any borrowings under the Revolver is payable over one, two,  three or six months at our election. A commitment fee is payable quarterly based on the unused portion of the Revolver commitment which ranges from 0.30% to 0.50% per annum based on certain financial tests. Based on our periodic election, borrowings under the Revolver bear interest at either (a) ABR plus, based on our Secured Leverage Ratio, 1.25% - 2.00% for ABR loans or (b) LIBOR plus, based on our Secured Leverage Ratio, 2.25% to 3.00% for LIBOR loans. The ABR is equal to the highest of (i) the New York Federal Reserve Bank rate in effect on such date plus 0.50%, (ii) the LIBOR plus 1.00% and (iii) the prime commercial lending rate of the administrative agent as in effect on the relevant day. There were no borrowings outstanding under the Revolver as of September 30, 2016. The interest rate in effect was 3.6% at September 28, 2016.

The Restated Credit Agreement includes certain binding affirmative and negative covenants, including delivery of financial statements and other reports, maintenance of existence and transactions with affiliates. The negative covenants restrict our ability, among other things, to incur indebtedness, grant liens, make investments, sell or otherwise dispose of assets or enter into a merger, pay dividends or repurchase stock. Beginning December 31, 2016, there is a required financial covenant applicable only to the Revolver and the Term Loan A, pursuant to which we agree not to permit our Secured Leverage Ratio to exceed 5.50:1.00 through September 2018, 5.25:1.00 through September 2019 and 5.00:1.00 through June 2021. In addition, the Restated Credit Agreement includes certain events of default including payment defaults, failure to perform affirmative covenants, failure to refrain from actions or omissions prohibited by negative covenants, the inaccuracy of representations or warranties, bankruptcy and insolvency related defaults and a change of control default. We were in compliance with all such covenants as of September 30, 2016 and similar affirmative and negative covenants applicable to our then outstanding credit facilities as of December 31, 2015.

The Restated Credit Agreement requires mandatory prepayments based upon annual excess cash flows commencing with the year ended December 31, 2017. The mandatory prepayment is contingently payable based on an annual excess cash flow calculation as defined within the Restated Credit Agreement.

As of September 30, 2016, the aggregate maturities of long‑term debt for each of the next five years are expected to be $4,500 for the remainder of 2016, $18,000 in 2017 and 2018,  $24,250 in 2019 and $30,500 in 2020.

Note 9. Long‑term Debt

In May 2015, in order to benefit from favora1ble market conditions, we entered into and executed the First and Second Amendments (collectively, “the May 2015 Re‑pricing”) to the May 2014 First Lien, which, among other things, provide for lower applicable interest rates associated with the May 2014 First Lien by 50 basis points. As a result, we recorded a loss on extinguishment of debt of $4,084 which is included on our Consolidated Statements of Comprehensive Income (Loss).

On May 14, 2014, in connection with the Connolly iHealth Merger, we entered into a First Lien — Credit Agreement which consisted of an $810,000 term loan (“May 2014 First Lien”) and a $75,000 revolving credit facility (“Revolver”) which also permits the issuance of letters of credit. We also entered into a Second Lien—Credit Agreement which consists of a $265,000 term loan (“May 2014 Second Lien”). Proceeds from the May 2014 Credit Agreements were used to repay the balance then outstanding on our January 2014 Credit Agreement as well as fund a portion of the Connolly iHealth Merger. The May 2014 First Lien and May 2014 Second Lien (collectively, the “May 2014 Credit Agreements”) are guaranteed by our subsidiaries and secured by substantially all of our assets. As a result of entering into the May 2014 Credit Agreements, we recognized a loss on extinguishment of debt totaling $9,855 for the year ended December 31, 2014 which is included on our Consolidated Statements of Comprehensive Income (Loss).

In January 2014, we entered into a credit facility, which consisted of a $320,000 Term Loan with a maturity in January 2021 (“January 2014 Term Loan”) and a $30,000 Revolving Credit Facility with a maturity in January 2019 (collectively, “January 2014 Credit Agreement”). Proceeds from this January 2014 Credit Agreement were used to repay the balances then outstanding on our original July 2012 Credit Agreements. The January 2014 Term Loan bore interest at LIBOR plus 4.00%. The January 2014 Term Loan required compliance with a financial covenant only if we exceeded certain borrowing thresholds. The mandatory prepayment, which would have been payable based upon an excess cash flow calculation for the year ended December 31, 2014 under our original Credit Agreements, was no longer applicable due to the May 2014 refinancing. As a result of entering into this January 2014 Credit Agreement, we recognized a loss on extinguishment of debt totaling $11,669 for the year ended December 31, 2014 which is included on our Consolidated Statements of Comprehensive Income (Loss).

Long‑term debt for the periods presented was as follows:

	December 31,
	2015	2014
May 2014 First Lien(a)	$792,167	$798,605
May 2014 Second Lien(b)	262,878	262,560
May 2014 Revolver(c)	—	—
Total debt	1,055,045	1,061,165
Less: debt issuance costs	20,975	27,227
Less: current portion	21,099	8,100
Total long‑term debt	$1,012,971	$1,025,838
(a)

The May 2014 First Lien, as amended, expires May 2021 and requires quarterly principal payments of $2,025. The quarterly principal payment may be reduced by any amounts of mandatory or voluntary prepayment. Any mandatory or voluntary prepayment shall be applied against the remaining scheduled installments of principal payments in direct order of maturity, unless other direction of application is provided by us. Interest on the May 2014 First Lien is payable over periods of one,  two,  three or six months at the election of the borrower. Based on our periodic election, borrowings under the May 2014 First Lien bear interest at either (a) the Alternate Base Rate (ABR) plus 2.50% for ABR Loans, or (b) the LIBO Rate (“LIBOR”) plus 3.50% for LIBOR Loans. The ABR is equal to the higher of (a) the Federal Funds Effective Rate plus 0.50%; (b) the published one month LIBOR plus 1.00%; (c) the Prime Rate; or (d) 2.00%. The LIBOR is equal to the higher of (a) the LIBOR or (b) 1.00%. The interest rate in effect was 4.50% at December 31, 2015 and 5.00% at December 31, 2014. Following a qualified IPO, borrowings under the May 2014 First Lien bear interest at either (a) the ABR plus 2.25%, or (b) the LIBOR plus 3.25%.

(b)

The May 2014 Second Lien expires May 2022 with the total principal balance due at maturity. Interest on the May 2014 Second Lien is payable over periods of one,  two,  three, or six months at the election of the borrower. Based on our periodic election, borrowings under the May 2014 Second Lien bear interest at either (a) the ABR plus 6.00% for ABR Loans or (b) LIBOR plus 7.00% for LIBOR Loans. The ABR is equal to the higher of (a) the Federal Funds Effective Rate plus 0.50% (b) the published one month LIBOR plus 1.00%; (c) the Prime Rate; or (d) 2.00%. The LIBOR is equal to the higher of (a) the LIBOR or (b) 1.00%. The interest rate in effect was 8.00% at December 31, 2015 and December 31, 2014. Following a qualified IPO, borrowings under the May 2014 Second Lien bear interest at either (a) the ABR plus 5.75% for ABR Loans, or (b) the LIBOR plus 6.75% for LIBOR Loans.

(c)

The May 2014 Revolver expires May 2019 with interest payable over periods of one,  two,  three or six months at the election of the borrower. A commitment fee is payable quarterly based on the daily unused portion of the Revolver balance which ranges from an annual rate of 0.375% to 0.50% based on certain financial tests. The commitment fee was 0.375% and 0.50% at December 31, 2015 and 2014, respectively. Based on our periodic election, borrowings under the Revolver bear interest at either (a) the ABR plus 1.75% to 2.25% for ABR Loans based on certain financial tests or (b) the LIBOR plus 2.75% to 3.25% for LIBOR Loans based on certain financial tests. The ABR is equal to the higher of (a) the Federal Funds Effective Rate plus 0.50%; (b) the published one month LIBOR plus 1.00%; or (c) the Prime Rate. The LIBOR is equal to the higher of (a) the LIBOR or (b) 1.00%. The interest rate in effect was 4.00% and 4.25% at December 31, 2015 and December 31, 2014, respectively. At December 31, 2015 and December 31, 2014, we had $3,526 and $150 of letters of credit outstanding, respectively, which reduce the amount available for borrowing. There were no borrowings outstanding under the May 2014 Revolver as of December 31, 2015 or December 31, 2014.

The May 2014 Credit Agreements include certain binding affirmative and negative covenants, including delivery of financial statements and other reports, maintenance of existence and transactions with affiliates. The negative covenants limit our ability, among other things, to incur debt, incur liens, make investments, sell assets or declare or pay dividends. As a result of these restrictions, approximately 90% of the subsidiary net assets are deemed restricted as of December 31, 2015. Refer to Schedule I Condensed Financial Information of Parent. The financial covenant setting forth a maximum leverage ratio which is included in the May 2014 Credit Agreements is only applicable if we exceed certain borrowing thresholds. These borrowing thresholds are based upon 35% of our total revolving credit commitments with certain exceptions, which were not exceeded as of December 31, 2015 and 2014. In addition, the May 2014 Credit Agreements include certain events of default including payment defaults, failure to perform affirmative covenants, failure to refrain from actions or omissions prohibited by negative covenants, the inaccuracy of representations or warranties, bankruptcy and insolvency related defaults and a change of control default. We were in compliance with all such covenants as December 31, 2015 and 2014.

The May 2014 Credit Agreements require mandatory prepayments based upon annual excess cash flows commencing with the year ended December 31, 2015. The mandatory prepayment is contingently payable based on an annual excess cash flow calculation as defined within the Credit Agreements. We did not meet the annual excess cash flow calculation requirement as of December 31, 2015. We expect to pay a voluntary prepayment of approximately $13,099 in the second quarter of 2016, and as such this amount is included in current maturities of long‑term debt as of December 31, 2015.

As of December 31, 2015, the aggregate maturities of long‑term debt for each of the next five years are expected to $21,099 in 2016 and $7,967 in each of 2017 through 2020.